Financial Instruments and Financial Risk Management - Summary of Net Foreign Currency Position (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Financial assets, [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign currency position	€ 105	€ 65	€ 2,680
Financial liabilities, class [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign currency position	180	608	142
Financial liabilities, class [member] | GB Pound [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign currency position	€ 182	€ 167	€ 76